RELATED PARTY DISCLOSURES - TFG Marine (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Due from related parties	$ 3,000	$ 5,180,000
Related Party Transaction [Line Items]
Shareholder loan	3,000	$ 5,180,000
Performance Guarantee [Member]
Related Party Transaction [Line Items]
Maximum liability under this guarantee	4,000,000.0
Amount payable under guarantee	0
TFG Marine [Member]
Related Party Transactions [Abstract]
Due from related parties	1,000,000.0
Related Party Transaction [Line Items]
Shareholder loan	$ 1,000,000.0
Subordinated shareholder loan, term	5 years
TFG Marine [Member] | London Interbank Offered Rate (LIBOR) [Member]
Related Party Transaction [Line Items]
Spread on variable rate (percent)	7.00%
TFG Marine [Member] | Bunker Procurement [Member]
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 67,500,000
TFG Marine [Member] | Bunker Supply Agreement Guarantee [Member]
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 20,000,000.0